Significant Accounting Policies - Summary of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
United States [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	21.00%	21.00%	35.00%
United Kingdom [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	19.30%	19.30%	19.30%
France [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	34.40%	34.40%	34.40%
Germany [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	28.20%	28.20%	28.20%
Spain [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Philippines [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	33.00%	37.00%	40.00%
Egypt [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	22.50%	22.50%	22.50%
Bottom of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	7.80%	7.80%	7.80%
Top of range [member] | Other [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	35.00%	39.00%	39.00%